Critical accounting judgments and key sources of estimation uncertainty - IFRS 15 - Revenue recognition Gilead (Details)		12 Months Ended
	May 30, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Critical accounting estimates and judgments
Contribution to Alfasigma		€ (40,000,000)
Deferred income		1,071,352,000			€ 1,327,463,000	€ 1,989,230,000
Goodwill		70,010,000			69,557,000	69,813,000
Intangible assets other than goodwill		€ 164,862,000			127,906,000
Duration Of Forecast Of Future Cash Flows		16 years	16 years
Minimum Duration Of Forecast Of Future Cash Flows For Which It Becomes Less verifiable And More Assumptions.		5 years	5 years
Filgotinib Performance Obligation Member
Critical accounting estimates and judgments
Deferred income					26,300,000
Exclusive rights
Critical accounting estimates and judgments
Intangible assets other than goodwill		€ 114,456,000			71,929,000
Cell Point Acquisition
Critical accounting estimates and judgments
Goodwill		62,400,000				62,444,000
Contingent consideration [member] | Cell Point Acquisition
Critical accounting estimates and judgments
Contingent Consideration		€ 20,600,000			21,000,000
Adaptimmune Collaboration [member]
Critical accounting estimates and judgments
Upfront Exclusivity Payment | $	$ 70,000,000
Research and development funding payment. | $	$ 15,000,000
Upfront Exclusive Research And Development Payable | $				$ 15,000,000
Deferred Expenses | $				15,000,000
Adaptimmune Collaboration [member] | Exclusive rights
Critical accounting estimates and judgments
Intangible assets other than goodwill | $				$ 70,000,000
Gilead | Collaboration agreement for filgotinib
Critical accounting estimates and judgments
Deferred income					€ 26,268,000	€ 456,352,000
First Payment [member] | Adaptimmune Collaboration [member]
Critical accounting estimates and judgments
Upfront Exclusivity Payment | $			$ 70,000,000
Second Payment [member] | Adaptimmune Collaboration [member]
Critical accounting estimates and judgments
Research and development funding payment. | $			$ 15,000,000